Junior Subordinated Deferrable Interest Debentures (Details)			12 Months Ended
	Nov. 01, 2016 USD ($)	Jul. 29, 2015 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Junior subordinated deferrable interest debentures, major types of business trusts
Number of statutory business trusts issuing trust preferred securities | item			6
Junior subordinated deferrable interest debentures			$ 160,416,000	$ 160,416,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VI, VIII, IX, X, XI and XII | item			20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum			25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum			25.00%
Capital securities issued by the trust, qualifying as Tier I capital			$ 160,416,000	$ 160,416,000
Trust XI
Junior subordinated deferrable interest debentures, major types of business trusts
Redemption price discount (as a percent)	24.00%
Retirement of capital securities	$ 1,000,000	$ 1,000,000
Junior subordinated deferrable interest debentures	$ 26,990,000	$ 27,990,000	25,990,000
Trust X and XI
Junior subordinated deferrable interest debentures, major types of business trusts
Redemption price discount (as a percent)		24.50%
Trust X
Junior subordinated deferrable interest debentures, major types of business trusts
Retirement of capital securities		$ 13,000,000
Junior subordinated deferrable interest debentures		$ 34,021,000	$ 21,021,000